Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes to Goodwill

The following table presents changes to goodwill for the three months ended March 31, 2020 and 2019.

Total
Balance at December 31, 2019	$389,660,519
Acquisitions	15,461,331
Dispositions	—
Impairment Loss	—
Measurement period adjustment	6,580,549

Balance at March 31, 2020	$411,702,399

Balance as of December 31, 2018 (Predecessor)	$119,529,202
Acquisitions	—
Dispositions	—
Impairment Loss	—
Measurement period adjustment	—

Balance as of March 31, 2019 (Predecessor)	$119,529,202

The following table presents changes to goodwill for the years ended December 31, 2019 and 2018:

Total
Balance as of December 31, 2017	$119,529,202
Acquisitions	—
Dispositions	—
Impairment Loss	—

Balance as of December 31, 2018 (Predecessor)	$119,529,202

Balance as of July 11, 2019	$339,911,399
Acquisitions	49,749,119
Dispositions	—
Impairment Loss	—

Balance as of December 31, 2019 (Successor)	$389,660,519